Leases - Summary of information about leases in income statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Interest on lease liabilities	£ (41)	£ (45)
Expenses relating to short-term leases	(1)	(2)
Depreciation of right-of-use assets	£ (68)	£ (64)